Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2020
Share capital and share premium
Schedule of share capital structure

Number of shares	Class	Par value (EUR)	Share capital (in thousands of EUR)	Share premium (in thousands of EUR)	Total
179,259,246	Ordinary	1	179,259	1,205,340	1,384,599
Total		1	179,259	1,205,340	1,384,599

Number of shares	Class	Par value (EUR)	Share capital (in thousands of EUR)	Share premium (in thousands of EUR)	Total
156,816,494	Ordinary	1	156,816	1,018,276	1,175,092
Total		1	156,816	1,018,276	1,175,092